Leases (Details Narrative)		12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2023 EUR (€)
Financing Receivable, Past Due [Line Items]
Borrowing rate		8.00%
Weighted-average discount rate		8.00%
Amortization expense		$ 19,078	$ 1,299
Cash lease payments		19,078	1,522
Financing lease right-of-use asset		66,613	64,416
Financing lease liability, current		16,045	14,327
Financing lease liability, non current		$ 34,570	48,946
Rental payments due	$ 15,356
Lease agreement term	2 years			2 years
Lease agreement term expiring date	September 30, 2025
Borrowing rate		8.00%
Operating leases expense		$ 106,079	47,612
Operating lease right-of-use asset		287,334	62,113
Operating lease liability, current		153,803	62,113
Operating lease liability, non current		$ 133,531	0
Vehicle Lease [Member]
Financing Receivable, Past Due [Line Items]
Lease agreement term	3 years			3 years
Lease agreement term expiring date	October 2026
Unrelated party amount | €				€ 741
Finance Lease Liability [Member]
Financing Receivable, Past Due [Line Items]
Remaining lease term (in years)		2 years 11 months 1 day
Operating Lease Liabilities [Member]
Financing Receivable, Past Due [Line Items]
Weighted-average discount rate		8.00%
Cash lease payments		$ 106,079	$ 47,612
Remaining lease term (in years)		1 year 10 months 2 days